                                  FORM 24F-2
                              SEPARATE ACCOUNT A


1.   Name and Address of issuer:

           Chubb Separate Account A
           One Granite Place, Concord, New Hampshire 03301

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2.   Name of each series or class of funds for which this notice is filed:

           World Growth Stock Division, Money Market Division, Gold Stock Division, Domestic Growth Stock Division, Bond Division, Growth & Income Division, Capital Growth Division, Balanced Division, Emerging Growth Division, Templeton International Fund

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3.   Investment Company Act File Number: 811-4160

     Securities Act File Number:         2-94478 and 33-7734

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4.   Last day of fiscal year for which this notice if filed:

           December 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                               -----
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

           N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

           N/A

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           N/A

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9.   Number and aggregate sale price of securities sold during the fiscal year:

           $134,446,329

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10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                $ 84,895,210



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                0

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12.     Calculation of registration fee:


        Division                            Sold                   Redeemed                 Net
        --------                            ----                   --------                 ---
        World Growth                     $ 10,834,824           $  4,157,635            $  6,677,189
        Stock Division

        Money Market                     $ 14,363,548           $ 15,536,761            $ (1,173,213)
        Division

        Gold Stock                       $  2,252,987           $  1,512,797            $    740,190
        Division

        Domestic Growth                  $ 13,111,146           $  6,840,553            $  6,270,593
        Stock Division

        Bond Division                    $  5,516,666           $  3,345,433            $  2,171,233

        Growth & Income                  $  9,928,064           $  2,788,043            $  7,140,021
        Division

        Capital Growth                   $ 21,310,395           $  3,891,990            $ 17,418,405
        Division

        Balanced                         $  5,414,578           $  3,247,959            $  2,166,619
        Division

        Emerging Growth                  $ 18,661,082           $  1,455,534            $ 17,205,548
        Division

        Templeton                        $ 16,983,726           $  4,905,028            $ 12,078,698
        Fidelity-Contra Fund             $  4,795,338           $    225,131            $  4,570,207
        Fidelity-High Income Fund        $  3,922,685           $  1,235,831            $  2,686,854
        Fidelity-Index 500               $  7,371,290           $    428,424            $  6,942,866

        TOTALS                           $134,466,329           $ 49,571,119            $ 84,895,210
                                         ============           ============            ============

        (i)     Aggregate sale price of securities sold during the fiscal year
in reliance on rule 24f-2 (from Item 10):                      $84,895,210
                                                               -----------

     (ii)   Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):     +    0
                                                                   ----------

     (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
            year (if applicable):                                  49,571,119
                                                                   ----------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
            applicable):                                          +    0
                                                                   ----------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):                84,895,210
                                                                   ----------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction C.6):
                                                                  X 1/3300
                                                                   ----------

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  25,725.82
                                                                   -----------

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

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13.     Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                     X
                                                    ---

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                February 26, 1996

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

Registration Fees for Certain Investment Companies

By: (Signature and Title)*  Thomas Elwood
                          ----------------------------------------------

                            Assistant Counsel
                          ----------------------------------------------


Date February 26, 1997
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